Financial Instruments And Risk Management (Effect Of Derivative Instruments On Statements Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative	$ 7	[1]	$ 3	[1]	$ (1)	[1]	$ 28	[1]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	1	[2]	26	[2]	(3)	[2]	313	[2]
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	$ (13)	[2]	$ 48	[2]	$ 12	[2]	$ 190	[2]
Location of Gain (Loss) Reclassified from Accumulated OCI into Income					Aircraft Fuel	[2]
Location Of Gain (Loss) Recognized in Income on Derivative					Aircraft Fuel	[1]

[1]	Ineffective portion of gain (loss)
[2]	Effective portion of gain (loss)